SEGMENT REPORTING (Schdeule of Net Revenue by Country based upon Sales Location that Predominately represents Customer Location) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Segment reporting [Line Items]
Net Revenues	$ 95,169	¥ 616,485	¥ 606,883	¥ 563,124
PRC [Member]
Segment reporting [Line Items]
Net Revenues	92,276	597,746	¥ 606,883	¥ 563,124
Singapore [Member]
Segment reporting [Line Items]
Net Revenues	$ 2,893	¥ 18,739